Annual Operating Expenses {- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Quest Fund	May 01, 2021
Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses of the Fund	0.11%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.06%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.06%
Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses of the Fund	0.11%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.81%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.81%
Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses of the Fund	0.11%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	1.31%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.31%
Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.09%	[1]
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	0.79%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.75%	[1]
Class Z
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses of the Fund	0.11%
Dividend expense and security borrowing fees for securities sold short	0.02%
Total annual Fund operating expenses	0.81%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.02% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).